                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03165

                    Active Assets Government Securities Trust
               (Exact name of registrant as specified in charter)

     1221 Avenue of the Americas, New York, New York               10020
        (Address of principal executive offices)                 (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2006

Date of reporting period: June 30, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets Government Securities Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

FOR THE YEAR ENDED JUNE 30, 2006

MARKET CONDITIONS

During the 12-month period ended June 30, 2006, the Federal Open Market Committee (the "Fed") continued its pattern of raising short-term rates it began in June of 2004. Through 17 steps of 25 basis points each, including eight during the fiscal year covered by this report, the Fed increased its target rate for federal funds from 1.00 percent to 5.25 percent.

Short-term rates rose alongside the federal funds rate, providing increased return opportunities for investors in money market funds.

PERFORMANCE ANALYSIS

As of June 30, 2006, Active Assets Government Securities Trust had net assets of approximately $527 million and an average portfolio maturity of 28 days. For the 12-month period ended June 30, 2006, the Fund provided a total return of 3.60 percent. For the seven-day period ended June 30, 2006, the Fund provided an effective annualized yield of 4.49 percent and a current yield of 4.40 percent, while its 30-day moving average yield for June was 4.39 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our strategy in managing the portfolio remained consistent with the Fund's long-term focus on preservation of capital and liquidity. We adhered to a conservative approach in managing the portfolio, emphasizing high-quality money market obligations. In keeping with this approach, we avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

PORTFOLIO COMPOSITION

U.S. Government Agencies -- Discount Notes        79.3%
Repurchase Agreements                             14.5
U.S. Government Agencies -- Floating Rate Notes    6.2

MATURITY SCHEDULE

 1 - 30 Days   64.6%
31 - 60 Days   20.4
61 - 90 Days   15.0

DATA AS OF JUNE 30, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM U.S. GOVERNMENT SECURITIES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/06 - 06/30/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                    BEGINNING         ENDING       EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                  -------------   -------------   ---------------
                                                                                     01/01/06 -
                                                     01/01/06        06/30/06         06/30/06
                                                  -------------   -------------   ---------------
Actual (2.01% return)                               $1,000.00       $1,020.10          $3.22
Hypothetical (5% annual return before expenses)     $1,000.00       $1,021.74          $3.23

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.64% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182**/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

**   ADJUSTED TO REFLECT NON-BUSINESS DAY ACCRUAL.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Active Assets Government Securities Trust
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006

                                                                     ANNUALIZED
PRINCIPAL                                                              YIELD
AMOUNT IN                                                            ON DATE OF         MATURITY
THOUSANDS                        DESCRIPTION                          PURCHASE            DATES             VALUE
--------------------------------------------------------------------------------------------------------------------
            U.S. Government Agencies - Discount Notes (79.3%)
$309,374    Federal Home Loan Banks                                 4.82 - 5.33%  07/03/06 - 09/29/06   $308,137,962
  45,000    Federal National Mortgage Assoc.                        5.09 - 5.10   08/23/06 - 08/30/06     44,646,868
  65,142    Freddie Mac                                             4.82 - 4.91   07/03/06 - 07/18/06     65,042,352
                                                                                                        ------------
            Total U.S. Government Agencies - Discount Notes
               (COST $417,827,182)                                                                       417,827,182
                                                                                                        ------------
            Repurchase Agreements (14.5%)
   6,640    Barclays Capital Inc.
               (dated 06/30/06; proceeds $6,642,944) (a)                5.32            07/03/06           6,640,000
  40,000    Goldman Sachs & Co.
               (dated 06/21/06; proceeds $40,080,111) (b)               5.15            07/05/06          40,000,000
  30,000    Goldman Sachs & Co.
               (dated 06/28/06; proceeds $30,030,450) (c)               5.22            07/05/06          30,000,000
                                                                                                        ------------
            Total Repurchase Agreements
               (COST $76,640,000)                                                                         76,640,000
                                                                                                        ------------
            U.S. Government Agencies - Floating Rate Notes (6.2%)
   4,400    Federal Farm Credit Banks                               5.04 - 5.05+  07/01/06 - 07/03/06*     4,400,717
  28,400    Federal Home Loan Banks                                 5.17 - 5.19+  07/21/06 - 09/13/06*    28,398,684
                                                                                                         ------------
            Total U.S. Government Agencies - Floating Rate Notes
               (COST $32,799,401)                                                                         32,799,401
                                                                                                        ------------
            Total Investments
               (COST $527,266,583) (d)                                                    100.0%         527,266,583
            Liabilities in Excess of Other Assets                                          (0.0)            (198,426)
                                                                                          -----         ------------
            Net Assets                                                                    100.0%        $527,068,157
                                                                                          =====         ============

----------
+    RATES SHOWN ARE THE RATES IN EFFECT AT JUNE 30, 2006.

*    DATES OF NEXT INTEREST RATE RESET.

(a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 5.50% DUE 05/01/19 VALUED AT $6,772,800.

(b) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 5.00% - 6.00% DUE 06/01/21 - 09/01/35 VALUED AT $40,800,000.

(c) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 5.50% - 7.00% DUE 02/01/34 - 04/01/36 VALUED AT $30,600,000.

(d)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

Active Assets Government Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities

JUNE 30, 2006

Assets:
Investments in securities, at value (cost $527,266,583)
   (including repurchase agreements of $76,640,000)                 $527,266,583
Cash                                                                       5,698
Interest receivable                                                      152,454
Prepaid expenses and other assets                                         45,011
                                                                    ------------
   Total Assets                                                      527,469,746
                                                                    ------------
Liabilities:
Payable for:
   Investment advisory fee 208,534
   Distribution fee                                                       47,390
   Administration fee                                                     23,695
Accrued expenses and other payables                                      121,970
                                                                    ------------
   Total Liabilities                                                     401,589
                                                                    ------------
   Net Assets                                                       $527,068,157
                                                                    ============
Composition of Net Assets:
Paid-in-capital                                                     $527,023,800
Accumulated undistributed net investment income                           44,357
                                                                    ------------
   Net Assets                                                       $527,068,157
                                                                    ============
Net Asset Value Per Share
527,068,105 SHARES OUTSTANDING
   (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)                  $       1.00
                                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations

FOR THE YEAR ENDED JUNE 30, 2006

Net Investment Income:
Interest Income                                                     $33,413,116
                                                                    -----------
Expenses
Investment advisory fee                                               3,418,087
Distribution fee                                                        829,161
Administration fee                                                      414,580
Transfer agent fees and expenses                                        110,306
Professional fees                                                        69,640
Registration fees                                                        48,307
Shareholder reports and notices                                          46,545
Custodian fees                                                           42,380
Trustees' fees and expenses                                              18,839
Other                                                                    62,086
                                                                    -----------
   Total Expenses                                                     5,059,931
Less: expense offset                                                       (413)
                                                                    -----------
   Net Expenses                                                       5,059,518
                                                                    -----------
   Net Investment Income                                             28,353,598
   Net Realized Gain                                                      1,964
                                                                    -----------
Net Increase                                                        $28,355,562
                                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

                                                                            FOR THE YEAR     FOR THE YEAR
                                                                                ENDED            ENDED
                                                                            JUNE 30, 2006    JUNE 30, 2005
                                                                           --------------   --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                      $   28,353,598   $   17,575,524
Net realized gain                                                                   1,964              988
                                                                           --------------   --------------
   Net Increase                                                                28,355,562       17,576,512
                                                                           --------------   --------------
Dividends and Distributions to Shareholders from:
Net investment income                                                         (28,353,877)     (17,576,043)
Net realized gain                                                                  (1,964)            (988)
                                                                           --------------   --------------
   Total Dividends and Distributions                                          (28,355,841)     (17,577,031)
                                                                           --------------   --------------
Net decrease from transactions in shares of beneficial interest              (523,115,513)     (33,016,332)
                                                                           --------------   --------------
   Net Decrease                                                              (523,115,792)     (33,016,851)
Net Assets:
Beginning of period                                                         1,050,183,949    1,083,200,800
                                                                           --------------   --------------
End of Period
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF $44,357
AND $44,636, RESPECTIVELY)                                                 $  527,068,157   $1,050,183,949
                                                                           ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Active Assets Government Securities Trust
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006

1. Organization and Accounting Policies

Active Assets Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2006, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2006, aggregated $31,759,828,505 and $32,306,095,181, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended June 30, 2006, included in Trustees' fees and expenses in the Statement of Operations amounted to $7,377. At June 30, 2006, the Fund had an accrued pension liability of $62,591 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                  FOR THE YEAR     FOR THE YEAR
                                                     ENDED            ENDED
                                                 JUNE 30, 2006    JUNE 30, 2005
                                                --------------   --------------
Shares sold                                      4,679,369,252    5,910,005,493
Shares issued in reinvestment of
   dividends and distributions                      28,293,053       17,546,368
                                                --------------   --------------
                                                 4,707,662,305    5,927,551,861
Shares redeemed                                 (5,230,777,818)  (5,960,568,193)
                                                --------------   --------------
Net decrease in shares outstanding                (523,115,513)     (33,016,332)
                                                ==============   ==============

6. Expense Offset

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

7. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

8. New Accounting Pronouncement

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

Active Assets Government Securities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                        FOR THE YEAR ENDED JUNE 30,
                                            ---------------------------------------------------
                                              2006       2005       2004       2003       2002
                                            -------    -------    -------    -------    -------
Selected Per Share Data:
Net asset value, beginning of period        $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                            -------    -------    -------    -------    -------
Net income from investment operations         0.035      0.016      0.005      0.009      0.020
Less dividends from net investment income    (0.035)+   (0.016)+   (0.005)+   (0.009)+   (0.020)+
                                            -------    -------    -------    -------    -------
Net asset value, end of period              $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                            =======    =======    =======    =======    =======
Total Return                                   3.60%      1.61%      0.50%      0.95%      2.01%
Ratios to Average Net Assets:
Total expenses (before expense offset)         0.61%      0.58%      0.56%      0.55%      0.53%
Net investment income                          3.42%      1.60%      0.49%      0.96%      1.96%
Supplemental Data:
Net assets, end of period, in millions      $   527    $ 1,050    $ 1,083    $ 1,229    $ 1,427

----------
+    INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

                       SEE NOTES TO FINANCIAL STATEMENTS

Active Assets Government Securities Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Active Assets Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Government Securities Trust (the "Fund"), including the portfolio of investments, as of June 30, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Government Securities Trust as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 22, 2006

Active Assets Government Securities Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                           TERM OF                                 IN FUND
                                          POSITION(S)    OFFICE AND                                COMPLEX
        NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF    PRINCIPAL OCCUPATION(S)   OVERSEEN BY    OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE              REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**     TRUSTEE***      HELD BY TRUSTEE
---------------------------------------   -----------   ------------   -----------------------   -----------   ---------------------
Michael Bozic (65)                        Trustee       Since          Private Investor;             197       Director of various
c/o Kramer Levin Naftalis & Frankel LLP                 April 1994     Chairman of the                         business
Counsel to the Independent Trustees                                    Insurance Committee                     organizations.
1177 Avenue of the Americas                                            (since July 2006) and
New York, NY 10036                                                     Director or Trustee of
                                                                       the Retail Funds (since
                                                                       April 1994) and the
                                                                       Institutional Funds
                                                                       (since July 2003);
                                                                       formerly Vice Chairman
                                                                       of Kmart Corporation
                                                                       (December 1998-October
                                                                       2000), Chairman and
                                                                       Chief Executive Officer
                                                                       of Levitz Furniture
                                                                       Corporation (November
                                                                       1995-November 1998) and
                                                                       President and Chief
                                                                       Executive Officer of
                                                                       Hills Department Stores
                                                                       (May 1991-July 1995);
                                                                       formerly variously
                                                                       Chairman, Chief
                                                                       Executive Officer,
                                                                       President and Chief
                                                                       Operating Officer
                                                                       (1987-1991) of the
                                                                       Sears Merchandise Group
                                                                       of Sears, Roebuck & Co.

Edwin J. Garn (73)                        Trustee       Since          Consultant; Director or       197       Director of Franklin
1031 N. Chartwell Court                                 January 1993   Trustee of the Retail                   Covey (time
Salt Lake City, UT 84103                                               Funds (since January                    management systems),
                                                                       1993) and the                           BMW Bank of North
                                                                       Institutional Funds                     America, Inc.
                                                                       (since July 2003);                      (industrial loan
                                                                       member of the Utah                      corporation), Escrow
                                                                       Regional Advisory Board                 Bank USA (industrial
                                                                       of Pacific Corp.                        loan corporation),
                                                                       (utility company);                      United Space
                                                                       formerly Managing                       Alliance (joint
                                                                       Director of Summit                      venture between
                                                                       Ventures LLC                            Lockheed Martin and
                                                                       (2000-2004) (lobbying                   the Boeing Company)
                                                                       and consulting firm);                   and Nuskin Asia
                                                                       United States Senator                   Pacific (multilevel
                                                                       (R-Utah) (1974-1992)                    marketing); member
                                                                       and Chairman, Senate                    of the board of
                                                                       Banking Committee                       various civic and
                                                                       (1980-1986), Mayor of                   charitable
                                                                       Salt Lake City, Utah                    organizations.
                                                                       (1971-1974), Astronaut,
                                                                       Space Shuttle Discovery
                                                                       (April 12-19, 1985),
                                                                       and Vice Chairman,
                                                                       Huntsman Corporation
                                                                       (chemical company).

Wayne E. Hedien (72)                      Trustee       Since          Retired; Director or          197       Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP                 September      Trustee of the Retail                   Group Inc. (private
Counsel to the Independent Trustees                     1997           Funds (since September                  mortgage insurance);
1177 Avenue of the Americas                                            1997) and the                           Trustee and Vice
New York, NY 10036                                                     Institutional Funds                     Chairman of The
                                                                       (since July 2003);                      Field Museum of
                                                                       formerly associated                     Natural History;
                                                                       with the Allstate                       director of various
                                                                       Companies (1966-1994),                  other business and
                                                                       most recently as                        charitable
                                                                       Chairman of The                         organizations.
                                                                       Allstate Corporation
                                                                       (March 1993-December
                                                                       1994) and Chairman and
                                                                       Chief Executive Officer
                                                                       of its wholly-owned
                                                                       subsidiary, Allstate
                                                                       Insurance Company (July
                                                                       1989-December 1994).

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                           TERM OF                                 IN FUND
                                          POSITION(S)    OFFICE AND                                COMPLEX
        NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF    PRINCIPAL OCCUPATION(S)   OVERSEEN BY    OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE              REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**     TRUSTEE***      HELD BY TRUSTEE
---------------------------------------   -----------   ------------   -----------------------   -----------   ---------------------
Dr. Manuel H. Johnson (57)                Trustee       Since          Senior Partner, Johnson       197       Director of NVR,
c/o Johnson Smick Group, Inc.                           July 1991      Smick International,                    Inc. (home
888 16th Street, NW                                                    Inc., a consulting                      construction);
Suite 740                                                              firm; Chairman of the                   Director of KFX
Washington, D.C. 20006                                                 Audit Committee and                     Energy; Director of
                                                                       Director or Trustee of                  RBS Greenwich
                                                                       the Retail Funds (since                 Capital Holdings
                                                                       July 1991) and the                      (financial holding
                                                                       Institutional Funds                     company).
                                                                       (since July 2003);
                                                                       Co-Chairman and a
                                                                       founder of the Group of
                                                                       Seven Council (G7C), an
                                                                       international economic
                                                                       commission; formerly
                                                                       Vice Chairman of the
                                                                       Board of Governors of
                                                                       the Federal Reserve
                                                                       System and Assistant
                                                                       Secretary of the U.S.
                                                                       Treasury.

Joseph J. Kearns (63)                     Trustee       Since          President, Kearns &           198       Director of Electro
c/o Kearns & Associates LLC                             July 2003      Associates LLC                          Rent Corporation
PMB754                                                                 (investment                             (equipment leasing),
23852 Pacific Coast Highway                                            consulting); Deputy                     The Ford Family
Malibu, CA 90265                                                       Chairman of the Audit                   Foundation, and the
                                                                       Committee and Director                  UCLA Foundation.
                                                                       or Trustee of the
                                                                       Retail Funds (since
                                                                       July 2003) and the
                                                                       Institutional Funds
                                                                       (since August 1994);
                                                                       previously Chairman of
                                                                       the Audit Committee of
                                                                       the Institutional Funds
                                                                       (October 2001-July
                                                                       2003); formerly CFO of
                                                                       the J. Paul Getty
                                                                       Trust.

Michael E. Nugent (70)                    Chairman      Chairman of    General Partner of            197       None.
c/o Triumph Capital, L.P.                 of the        the Board      Triumph Capital, L.P.,
445 Park Avenue                           Board         (since July    a private investment
New York, NY 10022                        and           2006) and      partnership; Chairman
                                          Trustee       Trustee        of the Board of the
                                                        (since July    Retail Funds and
                                                        1991)          Institutional Funds
                                                                       (since July 2006) and
                                                                       Director or Trustee of
                                                                       the Retail Funds (since
                                                                       July 1991) and the
                                                                       Institutional Funds
                                                                       (since July 2001);
                                                                       formerly Chairman of
                                                                       the Insurance Committee
                                                                       (July 1991-July 2006)
                                                                       and Vice President,
                                                                       Bankers Trust Company
                                                                       and BT Capital
                                                                       Corporation
                                                                       (1984-1988).

Fergus Reid (73)                          Trustee       Since          Chairman of Lumelite          198       Trustee and Director
c/o Lumelite Plastics Corporation                       July 2003      Plastics Corporation;                   of certain
85 Charles Colman Blvd.                                                Chairman of the                         investment companies
Pawling, NY 12564                                                      Governance Committee                    in the JPMorgan
                                                                       and Director or Trustee                 Funds complex
                                                                       of the Retail Funds                     managed by J.P.
                                                                       (since July 2003) and                   Morgan Investment
                                                                       the Institutional Funds                 Management Inc.
                                                                       (since June 1992).

Interested Trustees:

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                           TERM OF                                 IN FUND
                                          POSITION(S)    OFFICE AND                                COMPLEX
        NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF    PRINCIPAL OCCUPATION(S)   OVERSEEN BY    OTHER DIRECTORSHIPS
          INTERESTED TRUSTEE               REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**     TRUSTEE***      HELD BY TRUSTEE
---------------------------------------   -----------   ------------   -----------------------   -----------   ---------------------
Charles A. Fiumefreddo (73)               Trustee       Since          Director or Trustee of        197       None.
c/o Morgan Stanley Trust                                July 1991      the Retail Funds (since
Harborside Financial Center                                            July 1991) and the
Plaza Two                                                              Institutional Funds
Jersey City, NJ 07311                                                  (since July 2003);
                                                                       formerly Chairman of
                                                                       the Retail Funds (July
                                                                       1991-July 2006) and the
                                                                       Institutional Funds
                                                                       (July 2003-July 2006)
                                                                       and Chief Executive
                                                                       Officer of the Retail
                                                                       Funds (until September
                                                                       2002).

James F. Higgins (58)                     Trustee       Since          Director or Trustee of        197       Director of AXA
c/o Morgan Stanley Trust                                June 2000      the Retail Funds (since                 Financial, Inc. and
Harborside Financial Center                                            June 2000) and the                      The Equitable Life
Plaza Two                                                              Institutional Funds                     Assurance Society of
Jersey City, NJ 07311                                                  (since July 2003);                      the United States
                                                                       Senior Advisor of                       (financial
                                                                       Morgan Stanley (since                   services).
                                                                       August 2000).

----------
* THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").

** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

Officers:

                                                               TERM OF
                                           POSITION(S)        OFFICE AND
        NAME, AGE AND ADDRESS OF            HELD WITH         LENGTH OF
          EXCECUTIVE OFFICER                REGISTRANT       TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------------------   -------------   -----------------   ------------------------------------------------------
Ronald E. Robison (67)                    President and   President (since    President (since September 2005) and Principal
1221 Avenue of the Americas               Principal       September 2005)     Executive Officer (since May 2003) of funds in the
New York, NY 10020                        Executive       and Principal       Fund Complex; President (since September 2005) and
                                          Officer         Executive Officer   Principal Executive Officer (since May 2003) of the
                                                          (since May 2003)    Van Kampen Funds; Managing Director, Director and/or
                                                                              Officer of the Investment Adviser and various entities
                                                                              affiliated with the Investment Adviser; Director of
                                                                              Morgan Stanley SICAV (since May 2004). Formerly,
                                                                              Executive Vice President (July 2003 to September 2005)
                                                                              of funds in the Fund Complex and the Van Kampen Funds;
                                                                              President and Director of the Institutional Funds
                                                                              (March 2001 to July 2003); Chief Global Operating
                                                                              Officer of Morgan Stanley Investment Management Inc.;
                                                                              Chief Administrative Officer of Morgan Stanley
                                                                              Investment Advisors Inc.; Chief Administrative Officer
                                                                              of Morgan Stanley Services Company Inc.

J. David Germany (51)                     Vice            Since February      Managing Director and (since December 2005) Chief
Morgan Stanley                            President       2006                Investment Officer - Global Fixed Income of Morgan
Investment Management Ltd.                                                    Stanley Investment Management; Managing Director and
25 Cabot Square                                                               Director of Morgan Stanley Investment Management Ltd.;
Canary Wharf, London                                                          Vice President (since February 2006) of the Retail and
United Kingdom E144QA                                                         Institutional Funds.

Dennis F. Shea (53)                       Vice            Since February      Managing Director and (since February 2006) Chief
1221 Avenue of the Americas               President       2006                Investment Officer - Global Equity of Morgan Stanley
New York, NY 10020                                                            Investment Management; Vice President (since February
                                                                              2006) of the Retail and Institutional Funds. Formerly,
                                                                              Managing Director and Director of Global Equity
                                                                              Research at Morgan Stanley.

Barry Fink (51)                           Vice            Since February      Managing Director and General Counsel of Morgan
1221 Avenue of the Americas               President       1997                Stanley Investment Management; Managing Director of
New York, NY 10020                                                            the Investment Adviser and various entities affiliated
                                                                              with the Investment Adviser; Vice President of the
                                                                              Retail Funds and (since July 2003) the Institutional
                                                                              Funds. Formerly, Secretary, General Counsel and/or
                                                                              Director of the Investment Adviser and various
                                                                              entities affiliated with the Investment Adviser;
                                                                              Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44)                      Vice            Since July 2004     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas               President                           Management of Morgan Stanley Investment Management
New York, NY 10020                                                            (since July 2004); Vice President of the Retail Funds
                                                                              and the Institutional Funds (since July 2004); Vice
                                                                              President of the Van Kampen Funds (since August 2004);
                                                                              Secretary (since February 2006) and Managing Director
                                                                              (since July 2004) of the Investment Adviser and
                                                                              various entities affiliated with the Investment
                                                                              Adviser. Formerly, Managing Director and General
                                                                              Counsel - Americas, UBS Global Asset Management (July
                                                                              2000 to July 2004).

Carsten Otto (42)                         Chief           Since October       Managing Director and U.S. Director of Compliance for
1221 Avenue of the Americas               Compliance      2004                Morgan Stanley Investment Management (since October
New York, NY 10020                        Officer                             2004); Managing Director and Chief Compliance Officer
                                                                              of Morgan Stanley Investment Management. Formerly,
                                                                              Assistant Secretary and Assistant General Counsel of
                                                                              the Retail Funds.

                                                               TERM OF
                                           POSITION(S)        OFFICE AND
        NAME, AGE AND ADDRESS OF            HELD WITH         LENGTH OF
          EXCECUTIVE OFFICER                REGISTRANT       TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------------------   -------------   -----------------   ------------------------------------------------------
Stefanie V. Chang Yu (39)                 Vice            Since July 2003     Executive Director of the Investment Adviser and
1221 Avenue of the Americas               President                           various entities affiliated with the Investment
New York, NY 10020                                                            Adviser; Vice President of the Retail Funds (since
                                                                              July 2002) and the Institutional Funds (since December
                                                                              1997). Formerly, Secretary of various entities
                                                                              affiliated with the Investment Adviser.

Francis J. Smith (40)                     Treasurer       Treasurer (since    Executive Director of the Investment Adviser and
c/o Morgan Stanley Trust                  and Chief       July 2003) and      various entities affiliated with the Investment
Harborside Financial Center               Financial       Chief Financial     Adviser; Treasurer and Chief Financial Officer of the
Plaza Two                                 Officer         Officer (since      Retail Funds (since July 2003). Formerly, Vice
Jersey City, NJ 07311                                     September 2002)     President of the Retail Funds (September 2002 to July
                                                                              2003).

Mary E. Mullin (39)                       Secretary       Since July 2003     Executive Director of the Investment Adviser and
1221 Avenue of the Americas                                                   various entities affiliated with the Investment
New York, NY 10020                                                            Adviser; Secretary of the Retail Funds (since July
                                                                              2003) and the Institutional Funds (since June 1999).

----------
* THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                      2006 FEDERAL TAX NOTICE (UNAUDITED)

Of the Fund's ordinary dividends paid during the fiscal year ended June 30, 2006, 52.50% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Michael E. Nugent
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD

(C) 2006 Morgan Stanley

[Morgan Stanley LOGO]

MORGAN STANLEY FUNDS

Active Assets
Government
Securities Trust

Annual Report
June 30, 2006

[Morgan Stanley LOGO]

AAGRPT-RA06-00693P-Y06/06

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1) The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2) Not applicable.

     (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006

                                                REGISTRANT   COVERED ENTITIES(1)

AUDIT FEES                                      $27,920                N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES                           $   531(2)      $5,190,300(2)
   TAX FEES                                     $ 5,000(3)      $2,044,491(4)
   ALL OTHER FEES                               $    --         $       --
TOTAL NON-AUDIT FEES                            $ 5,531         $7,234,791

TOTAL                                           $33,451         $7,234,791

2005

                                                REGISTRANT   COVERED ENTITIES(1)

AUDIT FEES                                      $28,105                N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES                           $   540(2)      $3,215,745(2)
   TAX FEES                                     $ 4,977(3)      $   24,000(4)
   ALL OTHER FEES                               $    --         $       --
TOTAL NON-AUDIT FEES                            $ 5,517         $3,239,745

TOTAL                                           $33,622         $3,239,745

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS
                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

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(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          MORGAN STANLEY RETAIL FUNDS
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

          MORGAN STANLEY INSTITUTIONAL FUNDS
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Government Securities Trust


/s/ Ronald E. Robison
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Ronald E. Robison
Principal Executive Officer
August 10, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
August 10, 2006